Investments	6 Months Ended
Jun. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

(a) Available-for-Sale Securities

The cost, fair value, and gross unrealized gains and losses on available-for-sale securities were as follows:

June 30, 2014	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities:
Common stock	$15,542	$628	$(907)	$15,263
Preferred stock	5,045	3	(175)	4,873
Fixed maturities:
U.S. Treasury and Federal agencies	190,920	1,160	(169)	191,911
States and political subdivisions bonds	152,667	3,039	(908)	154,798
Residential mortgage-backed securities	386,005	8,474	(1,907)	392,572
Corporate bonds	699,501	39,742	(1,198)	738,045
Asset-backed other securities	999	—	—	999
Foreign government	6,233	—	(14)	6,219
Commercial mortgage-backed securities	21,544	834	—	22,378
Subtotal	$1,478,456	$53,880	$(5,278)	$1,527,058
Less: Securities pledged	62,637	555	(39)	63,153
Total	$1,415,819	$53,325	$(5,239)	$1,463,905

December 31, 2013	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities:
Common stock	$1,939	$—	$—	$1,939
Preferred stock	5,000	—	(652)	4,348
Fixed maturities:
U.S. Treasury and Federal agencies	30,655	920	—	31,575
States and political subdivisions bonds	101,105	1,681	(3,202)	99,584
Residential mortgage-backed securities	272,820	4,136	(7,527)	269,429
Corporate bonds	477,442	21,397	(7,044)	491,795
Commercial mortgage-backed securities	8,179	—	(51)	8,128
Subtotal	$897,140	$28,134	$(18,476)	$906,798
Less: Securities pledged	133,013	3,884	(2,975)	133,922
Total	$764,127	$24,250	$(15,501)	$772,876

The amortized cost and fair value of available-for-sale debt securities held as of June 30, 2014, by contractual maturity, are shown in the table below. Actual maturities may differ from contractual maturities because some borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

June 30, 2014	Cost or Amortized Cost	Fair Value
Due in one year or less	$11,840	$11,950
Due after one year through five years	298,690	306,268
Due after five years through ten years	644,233	676,029
Due after ten years	95,557	97,725
Mortgage-backed securities	407,549	414,950
Total	$1,457,869	$1,506,922

(b) Investment Income

The components of net investment income consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Interest
Cash and short term investments	$7	$3	$17	$5
Fixed maturities	11,926	9,442	21,679	18,182
Investment Income	11,933	9,445	21,696	18,187
Investment expense	(560)	(2,169)	(1,029)	(4,334)
Repurchase Agreements interest expense	(52)	(95)	(132)	(199)
Net Investment Income	$11,321	$7,181	$20,535	$13,654

(c) Realized Gains and Losses

Proceeds from sales of fixed maturity securities during the six months ended June 30, 2014 and 2013 were $0 and $174,327, respectively.

The tables below indicate the gross realized gains and losses for the three and six months ended June 30, 2014 and 2013.

Three Months Ended June 30, 2014	Gross Gains	Gross Losses	Net Gains (Losses)
Fixed maturity securities	$—	$—	$—

Three Months Ended June 30, 2013	Gross Gains	Gross Losses	Net Gains (Losses)
Fixed maturity securities	$4,662	$(5,413)	$(751)

Six Months Ended June 30, 2014	Gross Gains	Gross Losses	Net Gains (Losses)
Fixed maturity securities	$—	$—	$—

Six Months Ended June 30, 2013	Gross Gains	Gross Losses	Net Gains (Losses)
Fixed maturity securities	$6,386	$(5,439)	$947

(d) Unrealized Gains and Losses

Unrealized gains (losses) on fixed maturity securities, equity securities and securities sold but not yet purchased consisted of the following:

June 30, 2014
Net unrealized loss on common stock	$(279)
Net unrealized loss on preferred stock	(172)
Net unrealized gains on fixed maturity securities	49,053
Deferred income tax expense	(16,664)
Net unrealized gains, net of deferred income tax expense	$31,938

Change in net unrealized gains, net of deferred income tax expense	$24,878

December 31, 2013
Net unrealized loss on preferred stock	$(652)
Net unrealized gains on fixed maturity securities	10,310
Deferred income tax expense	(2,598)
Net unrealized gains, net of deferred income tax expense	$7,060

(e) Gross Unrealized Losses

The tables below summarize the gross unrealized losses of fixed maturity and equity securities by length of time the security has continuously been in an unrealized loss position as of June 30, 2014 and December 31, 2013:

	Less Than 12 Months			12 Months or More			Total
June 30, 2014	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses
Common stock	$1,033	$(907)	1	$—	$—	—	$1,033	$(907)
Preferred stock	—	—	—	4,828	(175)	1	4,828	(175)
U.S. Government	166,971	(169)	2	—	—	—	166,971	(169)
States and political subdivisions	18,807	(215)	7	11,470	(693)	11	30,277	(908)
Residential Mortgage-backed	126,116	(1,877)	11	2,063	(30)	3	128,179	(1,907)
Foreign government	6,221	(14)	1	—	—	—	6,221	(14)
Corporate bonds	25,773	(125)	12	36,593	(1,073)	17	62,366	(1,198)
Total	$344,921	$(3,307)	34	$54,954	$(1,971)	32	$399,875	$(5,278)

	Less Than 12 Months			12 Months or More			Total
December 31, 2013	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses
Preferred stock	$4,348	$(652)	1	$—	$—	—	$4,348	$(652)
States and political subdivisions	32,770	(2,622)	18	2,600	(580)	2	35,370	(3,202)
Residential Mortgage-backed	176,491	(7,527)	6	—	—	—	176,491	(7,527)
Commercial Mortgage-backed	8,128	(51)	2	—	—	—	8,128	(51)
Corporate bonds	128,362	(4,051)	39	41,673	(2,993)	9	170,035	(7,044)
Total	$350,099	$(14,903)	66	$44,273	$(3,573)	11	$394,372	$(18,476)

There were 66 and 77 securities at June 30, 2014 and December 31, 2013, respectively, that account for the gross unrealized loss, none of which are deemed by the Company to be an other-than-temporary impairment (“OTTI”). Significant factors influencing the Company’s determination that none of the securities are OTTI included the magnitude of unrealized losses in relation to cost, the nature of the investment and management’s intent not to sell these securities and it being more likely than not that the Company will not be required to sell these investments before anticipated recovery of fair value to the Company’s cost basis.

(f) Restricted Cash and Investments

The Company, in order to conduct business in certain states, is required to maintain letters of credit or assets on deposit to support state mandated regulatory requirements and certain third party agreements. The Company also utilizes trust accounts to collateralize business with its reinsurance counterparties. These assets held are primarily in the form of cash or certain high grade securities. The fair values of our restricted assets as of June 30, 2014 and December 31, 2013 are as follows:

	June 30, 2014	December 31, 2013
Restricted cash	$13,034	$1,155
Restricted investments - fixed maturities at fair value	44,079	42,092
Total restricted cash and investments	$57,113	$43,247

(g) Other

The Company enters into reverse repurchase and repurchase agreements, which are accounted for as either collateralized lending or borrowing transactions and are recorded at contract amounts which approximate fair value. For the collateralized borrowing transactions (i.e., repurchase agreements), the Company receives cash or securities that it invests or holds in short-term or fixed income securities. As of June 30, 2014, the Company had collateralized borrowing transaction principal outstanding of $60,097 at interest rates between 0.14% and 0.45%. As of December 31, 2013, the Company had collateralized borrowing transaction principal outstanding of $109,629 at interest rates between 0.37% and 0.44%. Interest expense associated with the repurchase borrowing agreements for the three and six months ended June 30, 2014 was $52 and $132, respectively. Interest expense associated with the repurchase borrowing agreements for the three and six months ended June 30, 2013 was $95 and $199, respectively. The Company has approximately $63,153 and $133,922 of collateral pledged in support for these agreements as of June 30, 2014 and December 31, 2013, respectively.